Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited (Detail) - Guarantees Of Contingencies Provisions And Legal Obligations [Member] - BRL (R$)
R$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	R$ 14,520	R$ 13,534
Quotas	1,148	2,169
Surety	3,223	1,880
Insurance bond	14,867	12,103
Guarantee by government securities	96	539
Total	33,854	R$ 30,225
Civil [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	1,532
Quotas	647
Surety	60
Insurance bond	1,678
Guarantee by government securities	17
Total	3,934
Labour [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	2,378
Quotas	418
Surety	63
Insurance bond	914
Guarantee by government securities	0
Total	3,773
Tax [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	10,610
Quotas	83
Surety	3,100
Insurance bond	12,275
Guarantee by government securities	79
Total	R$ 26,147